Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	EA Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001592900
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 09, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 09, 2022
Prospectus Date	rr_ProspectusDate	Sep. 09, 2022
EA Bridgeway Blue Chip ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	EA Bridgeway Blue Chip ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	EA Bridgeway Blue Chip ETF (the “Fund”) seeks to provide long-term total return on capital, primarily through capital appreciation, but also some income.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. At the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available. During the most recent fiscal year ended June 30, 2022, the portfolio turnover rate of the Blue Chip Fund, a series of Bridgeway Funds, Inc. (the “Predecessor Mutual Fund”) was 24% of the average value of its investment portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s Investment Strategy

The Fund is an actively managed exchange-traded fund (“ETF”) sub-advised by Bridgeway Capital Management, LLC (the “Sub-Adviser”) that seeks to achieve its investment objective by investing primarily in blue-chip stocks, and through some income almost exclusively derived from dividends paid by companies held in the Fund’s portfolio.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in blue-chip stocks as determined at the time of purchase. For purposes of the Fund’s investments, the Sub-Adviser considers “blue-chip stocks” to be stocks that are issued by the largest 150 U.S. companies as defined by market capitalization. These stocks tend to be well-known and established companies. As of June 30, 2022, the stocks in this group generally had a market capitalization of more than $46.6 billion.

The Sub-Adviser selects stocks within the blue-chip category using a model-driven statistical approach. The statistical approach was developed utilizing academic theory and incorporates logic, data, and evidence. Securities in the blue-chip category are selected by the proprietary model that primarily uses market capitalization ranking to establish a portfolio with reasonable industry diversification as determined by the Sub-Adviser and excluding any tobacco companies. This process typically results in a portfolio of approximately 35 securities. At times, however, the Fund may hold more or fewer stocks as a result of corporate actions such as spin-offs or mergers and acquisitions. Although the Fund seeks investments across a number of sectors, from time to time, based on portfolio positioning, the Fund may have significant positions in particular sectors.

The Sub-Adviser’s investment process incorporates material environmental, social, and governance (“ESG”) information as a consideration in the ongoing assessment of all potential portfolio securities. The Sub-Adviser uses ESG research and/or ratings information provided by third parties in performing this analysis and considering ESG risks. As with any consideration used in assessing portfolio securities, the Sub-Adviser may, at times, utilize ESG information to increase the weighting of an issuer with a good ESG record or decrease the weighting of an issuer with a poor ESG record. However, as ESG information is just one investment consideration, ESG considerations are not solely determinative in any investment decision made by the Sub-Adviser.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Risks”.

Blue-Chip Stocks Risk. The Fund is subject to the risk that blue-chip stocks will underperform other kinds of investments for a period of time. This risk is true of any market segment. Large companies do not have the same growth potential of smaller companies and shareholders of large companies have less overall influence than they would in smaller companies.

Environmental, Social, and Governance Investing Risk. The Fund’s incorporation of ESG considerations in its investment strategy may cause it to make different investments than a fund that has a similar investment style but does not incorporate such considerations in its strategy. As with the use of any considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright or trademark protections may adversely affect the profitability of these companies.

Inflation Risk. While large companies tend to exhibit less price volatility than small companies, historically they have not recovered as fast from a market decline. Consequently, this Fund may expose shareholders to higher inflation risk (the risk that the Fund value will not keep up with inflation) than some other stock market investments.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Sub-Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Focus Investing Risk. The Fund seeks to hold the stocks of approximately 35 companies. As a result, the Fund invests a high percentage of its assets in a small number of companies, which may add to Fund volatility.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Management and Operational Risk. The Sub-Adviser uses statistical analyses and models to select investments for the Fund. Any imperfections, errors or limitations in the models or analyses and therefore any decisions made in reliance on such models or analyses could expose the Fund to potential risks. In addition, the models used by the Sub-Adviser assume that certain historical statistical relationships will continue. These models are constructed based on historical data supplied by third parties and, as a result, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Statistical Approach. The Sub-Adviser uses a statistical approach to manage the Fund and resists overriding the statistical models with qualitative or subjective data. However, the Sub-Adviser will exclude stocks if the issuer of the stock is principally engaged in the tobacco industry. The Sub-Adviser may also exclude stocks based on certain narrow social reasons including, but not limited to, if the issuer of the stock: (i) conducts or has direct investments in business operations in Sudan; or (ii) is substantially engaged in the production or trade of pornographic material. Other than companies principally engaged in the tobacco industry, the number of companies referenced in (i) and (ii) in the Sub-Adviser’s universe is usually “de minimis.”

ETF Risks

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.

●	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

●	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be significantly less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information indicates some of the risks of investing in the Fund.

The bar chart and table immediately following illustrate the variability of the EA Bridgeway Blue Chip ETF’s returns and are meant to provide some indication of the risks of investing in the Fund. The Fund is adopting the performance of the Bridgeway Funds, Inc., Blue Chip Fund (the “Predecessor Mutual Fund”) as the result of the reorganization of the Predecessor Mutual Fund into the Fund (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the changes in the Predecessor Mutual Fund’s performance from year to year. The Fund’s total net operating expense ratio is equivalent to the net operating expense ratio of the Predecessor Mutual Fund. Returns in the bar chart and table for the Predecessor Mutual Fund have not been adjusted.

The annual returns bar chart demonstrates the risks of investing in the Fund by showing how the Predecessor Mutual Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Predecessor Mutual Fund’s average annual returns compare with those of a broad-based index. Unlike the Predecessor Mutual Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website at www.bridgewayetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the Fund by showing how the Predecessor Mutual Fund’s performance has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bridgewayetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31, 2021
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest performance for the Predecessor Mutual Fund for a quarter was 17.41% (for the quarter ended June 30, 2020). The lowest performance was -20.36% (for the quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2021)
EA Bridgeway Blue Chip ETF | EA Bridgeway Blue Chip ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BBLU
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 48
Annual Return 2012	rr_AnnualReturn2012	15.20%
Annual Return 2013	rr_AnnualReturn2013	31.67%
Annual Return 2014	rr_AnnualReturn2014	11.51%
Annual Return 2015	rr_AnnualReturn2015	2.17%
Annual Return 2016	rr_AnnualReturn2016	13.18%
Annual Return 2017	rr_AnnualReturn2017	18.43%
Annual Return 2018	rr_AnnualReturn2018	(1.48%)
Annual Return 2019	rr_AnnualReturn2019	31.05%
Annual Return 2020	rr_AnnualReturn2020	13.51%
Annual Return 2021	rr_AnnualReturn2021	24.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.36%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects No Deductions for Fees and Expenses
1 Year	rr_AverageAnnualReturnYear01	24.15%
5 Years	rr_AverageAnnualReturnYear05	16.60%
10 Years	rr_AverageAnnualReturnYear10	15.47%
EA Bridgeway Blue Chip ETF | EA Bridgeway Blue Chip ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.23%	[2]
5 Years	rr_AverageAnnualReturnYear05	13.14%	[2]
10 Years	rr_AverageAnnualReturnYear10	13.47%	[2]
EA Bridgeway Blue Chip ETF | EA Bridgeway Blue Chip ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.15%	[2]
5 Years	rr_AverageAnnualReturnYear05	12.72%	[2]
10 Years	rr_AverageAnnualReturnYear10	12.64%	[2]
EA Bridgeway Blue Chip ETF | EA Bridgeway Blue Chip ETF | S&P 500 Index (Net Return) (Reflects No Deductions for Fees and Expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	18.47%
10 Years	rr_AverageAnnualReturnYear10	16.55%

[1]	Other Expenses are estimated for the current fiscal year.
[2]	This table shows returns for the Predecessor Mutual Fund. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their mutual fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.